CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Condensed Statements of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 186,379,708	$ 160,008,435	$ 149,583,364
Sales tax	(5,793,557)	(3,827,823)	(3,208,933)
Cost of revenues	(103,130,272)	(91,930,241)	(80,238,617)
Gross profit	77,455,879	64,250,371	66,135,814
Operating expenses:
Product development	(18,382,383)	(15,416,944)	(23,964,697)
Selling and marketing	(24,586,039)	(20,891,615)	(18,975,617)
General and administrative	(11,629,273)	(11,582,200)	(10,481,827)
Total operating expenses	(54,597,695)	(68,149,928)	(62,151,037)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Income (loss) from operations	23,159,543	(7,309,751)	15,216,973
Interest income	5,231,308	3,569,175	2,342,761
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Income taxes expense	(3,490,842)	(3,137,838)	(3,950,003)
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	26,171,954	6,217,060	20,967,286
Parent Company [Member]
Revenues			60,999
Sales tax
Cost of revenues
Gross profit			60,999
Operating expenses:
Product development	(468,232)	(614,780)	(1,041,571)
Selling and marketing	(374,144)	(121,623)	(131,396)
General and administrative	(3,744,168)	(3,793,055)	(3,736,556)
Total operating expenses	(4,586,544)	(4,529,458)	(4,909,523)
Change in fair value of contingent consideration for business acquisition		(3,729,513)	10,894,533
Income (loss) from operations	(4,586,544)	(8,258,971)	6,046,009
Interest income	90,639	38,454	3,987
Interest expense	(262,758)	(487,763)	(1,059,905)
Impairment loss on cost method investment			(1,509,912)
Loss on extinguishment of debt upon prepayment of convertible senior note		(1,567,472)
Equity in earnings of subsidiaries and variable interest entities	30,498,631	2,620,890	8,443,020
Net income (loss) before income taxes	25,739,968	(7,654,862)	11,923,199
Income taxes expense
Net Income (loss)	25,739,968	(7,654,862)	11,923,199
Foreign currency translation adjustments	431,986	13,871,922	9,044,087
Comprehensive income	$ 26,171,954	$ 6,217,060	$ 20,967,286